Cash and Cash Equivalents (Schedule of Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 119,968	$ 148,156
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	113,190	139,644
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,795	4,008
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,983	$ 4,504